INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Future Amortization Expense
2025	$ 86,333
2026	86,333
2027	85,872
2028	85,641
2029	85,641
Thereafter	4,109,527
Intangible assets, net	$ 4,539,347	$ 3,423,582